Fees Summary	Aug. 05, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 3,245.01
Total Fee Amount	3,245.01
Total Transaction Valuation	23,497,567.26
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A